Stock-Based Compensation (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of assumptions
The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2019 and 2018:

	2019	2018
Weighted average expected life in years	5.00	5.00
Weighted average risk free interest rate	1.54% - 2.15%	2.84% - 3.21%
Weighted average volatility	131% - 189%	134% - 144%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of option activity
A summary of option activity as of December 31, 2019 and 2018, and the changes during the years then ended, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding at December 31, 2017	221,593,385	$0.31
Granted	10,110,000	$0.25
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2018	31,703,385	$0.29
Granted	2,700,000	$0.15
Exercised	—	$—
Forfeited or expired	(100,000)	$0.11
Outstanding at December 31, 2019	34,303,385	$0.28
Vested and exercisable at December 31, 2019	33,928,385	$0.29

Schedule of other share-based compensation, activity
A summary of the Company’s nonvested options as of December 31, 2019 and 2018, and changes during the years then ended, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding at December 31, 2017	—	$—
Granted	10,110,000	$0.25
Vested	(10,110,000)	$0.25
Forfeited or expired	—	$—
Outstanding at December 31, 2018	—	$—
Granted	2,700,000	$0.15
Vested	(2,350,000)	$0.15
Forfeited or expired	—	$—
Outstanding at December 31, 2019	350,000	$0.18